Investments in Equity Accounted Investees - Summary of Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [Line Items]
Impairment loss recognised in profit or loss	₩ (3,379)	₩ (16,595)
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		13.00%
INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member] | Investments accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Number of shares invested disposed off	3,000,000
Gain loss on disposal of investments in associates	₩ 4,324
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	14.00%	14.00%
Reversal of impairment loss recognised in profit or loss	₩ 1,535
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	15.00%	15.00%
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	14.00%	17.00%
AVATEC Co., Ltd. [member] | Investments accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	14.00%
Number of shares invested disposed off	650,000
Gain loss on disposal of investments in associates	₩ 207
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	10.00%	10.00%
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	12.00%	14.00%
Impairment loss recognised in profit or loss	₩ 3,954
Cynora GmbH [member] | Investments accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	12.00%	14.00%
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	10.00%	10.00%
Impairment loss recognised in profit or loss	₩ 736
Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	4.00%	4.00%
Impairment loss recognised in profit or loss	₩ 209
Entity that has significant influence over the controlling company [member] | Top of range [member] | WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%